4. Revenue (Details) (Sept 2020) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Net sales	$ 135,927	$ 96,275	$ 195,948	$ 181,911	$ 596,735	$ 346,688
Live events [Member]
Net sales	30,318	96,275	30,377	181,911	487,229	346,688
Gym [Member]
Net sales	$ 105,609	$ 0	$ 165,571	$ 0	$ 109,506	$ 0